Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and social insurance	$ 2,531,628	$ 2,938,321
Cash collected on behalf of the customers	105,434	53,683
Other taxes payable	597,556	540,679
Accrued follow-up offering cost	478,198	522,813
Accrued service expenses	979,196	403,298
Interest payable to investors	969,898	825,081
Others	406,408	229,529
Accrued Expenses and Other Current Liabilities	$ 6,068,318	$ 5,513,404